Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
2
3
. Share-based Compensation
(a) Share options
During the period between 2015 and the first quarter of 2020, the Group granted share options to the employees to purchase its shares. One share option represents a right to purchase one Class A ordinary share of the Group with exercise price of RMB0.0004. The share options include both service condition and performance condition. For service condition, there are three types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for four years thereafter; (ii) 40% of the share options shall become vested on the grant date and 15% of the share options become vested on each anniversary of the vesting commencement date for four years thereafter; (iii) 85% of the share options shall become vested on the grant date and 3.75% of the share options become vested on each anniversary of the vesting commencement date for four years thereafter. In addition to the services condition, employees are also required to provide continued service through the satisfaction of the occurrence of Liquidity Event that occurs within seven years after the vesting commencement date. If no Liquidity Event occurs prior to the seventh anniversary of the vesting commencement date, all share options, even those for which the service condition have been satisfied, shall be forfeited.
Share options granted are measured at the grant date fair value of the awards and recognized as expenses using graded vesting method, net of estimated forfeitures, if any, over the requisite service period. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense being recognized before the Replacement (Note 2(z)).
Activities of the Group’s share options during the years ended December 31, 2019 and 2020 were as follows:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
		RMB	In Years
Outstanding as of December 31, 2018	75,091,640	0.0004	5.56
Granted	23,599,310	0.0004
Forfeited	(7,552,250)
Outstanding as of December 31, 2019	91,138,700	0.0004	4.98
Granted	3,788,750	0.0004
Forfeited	(2,273,720)
Replacement	(92,653,730)
Outstanding as of December 31, 2020	—		—

After the Replacement mentioned in Note 2(z), all share options granted during the period between 2015 and the first quarter of 2020 were replaced by 75,010,330 RSUs and 17,643,400 restricted shares. Therefore, no share options were
outstanding as of December 31, 2020 and 2021.
No share-based compensation expenses were recognized for share options during the years ended December 31, 2019, 2020 and 2021. As of December 31, 2020 and 2021, there were no
unrecognized share-based compensation expenses in relation to the share options granted to the Group’s employees.
The fair value of each share options granted was estimated on the date of each grant using the Binomial option-pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2019	2020
Expected term (years) (i)	7	7
Exercise price (RMB)	0.0004	0.0004
Fair value of the ordinary shares on the date of option grant (RMB)	8.36 ~ 8.60	8.36 ~ 8.53
Risk-free interest rate (ii)	2.66% ~ 3.31%	3.10% ~ 3.31%
Expected dividend yield (iii)	0.00%	0.00%
Expected volatility (iv)	33.32% ~ 33.56%	33.35% ~ 33.56%
Notes:

(i)	Expected term is the contract life of the options.
(ii)	The risk-free interest rate of periods within the contractual life of the share option based on the market yield of US Treasury Curve adjusted with the China country risk premium.
(iii)	The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.
(iv)
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(b) Restricted share units and restricted shares upon and subsequent to the Replacement
After the Replacement mentioned in Note 2(z), all share options granted during the period between 2015 and the first quarter of 2020 were replaced by 75,010,330 RSUs and 17,643,400 restricted shares.
The Replacement did not change the classification and vesting condition of Share-based Awards as equity instruments. No additional share-based compensation expenses were recognized as there was no incremental fair value change immediately before and after the Replacement. Therefore, the replacement awards should be accounted for in the same way as its original awards.
Additional RSUs were granted to the employees in 2020. One RSU represents a right relating to one class A ordinary share of the Group with a par value of US$0.00001 per share.
The RSUs primarily include both service condition and performance condition. For service condition, vesting schedules include: (i) vesting schedules mentioned in Note
23
(a); (ii) 25% of the RSUs shall become vested on the first anniversary of the vesting commencement date, and the remaining 75% of the RSUs shall become vested in equal installments on each quarterly anniversary of the vesting commencement date for three years thereafter. In addition to the services condition, employees are also required to provide continued service through the satisfaction of the occurrence of Liquidity Event that occurs within seven or ten years after the vesting commencement date. If no Liquidity Event occurs prior to the seventh or tenth anniversary of the vesting commencement date, all RSUs, even those for which the service condition has been satisfied, shall be forfeited.
The Group granted RSUs in 2020 with only performance condition and the RSUs would be vested upon the occurrence of the Liquidity Event. The Group also granted RSUs in 2020 with no conditions and the RSUs would be vested upon grant.
The RSUs granted prior to the completion of the IPO are measured at the grant date fair value of the awards and recognized as expenses using graded vesting method, net of estimated forfeitures, if any, over the requisite service period.
Subsequent to the completion of the IPO, the Group granted RSUs with only service condition to employees and the RSUs would be vested on a straight-line basis over the requisite service period.
Activities of the Group’s RSUs for the years ended December 31, 2020 and 2021 were as follows:

	Number of restricted share units	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	75,010,330	4.87
Granted	39,313,515	27.70
Vested	(63,314,483)	11.66
Forfeited	(2,721,228)	11.05
Outstanding as of December 31, 2020	48,288,134	14.20

Expected to vest as of December 31, 2020	44,425,083

	Number of restricted share units	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2020	48,288,134	14.20
Granted	7,086,500	132.02
Vested	(18,577,032)	11.51
Forfeited	(2,937,374)	43.23
Outstanding as of December 31, 2021	33,860,228	38.75

Expected to vest as of December 31, 2021	30,900,145
Activities of the Group’s restricted share for the year ended December 31, 2020 were as follow:

	Number of restricted shares	Weighted average grant- date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	17,643,400	2.51
Vested	(17,643,400)	2.51
Outstanding as of December 31, 2020	—

Share-based compensation expenses amounting to RMB996,417 and RMB379,948 were recognized for restricted share units and restricted shares upon and subsequent to the Replacement for the years ended December 31, 2020 and 2021, respectively. As of December 31, 2021, there was RMB840,075 of unrecognized compensation expense relating to the restricted share units and restricted shares upon and subsequent to the Replacement. The expense is expected to be recognized over a weighted average period of 2.06 years.
(c) Restricted shares
On January 5, 2018, two
co-founders
entered into an arrangement with other investors of the Company, and the number of Restricted Shares is modified to one-third
of their ordinary shares held as of January 5, 2018, which is 26,666,675 shares. 50% of the Restricted Shares shall become vested on each anniversary of January 5, 2018 for 2 years thereafter.
As of January 5, 2018, only 50% of the Restricted Shares, which is 40,000,000 shares, were vested. Before the modification, there were 40,000,000 unvested Restricted Shares, among which 20,000,000 Restricted Shares to be vested on January 9, 2018 and 20,000,000 Restricted Shares to be vested on January 9, 2019. Upon the modification, there were 26,666,675 unvested Restricted Shares, and each 13,333,325 Restricted Shares to be vested on January 5, 2019 and January 5, 2020, respectively. There were effectively two modifications in the arrangement. Since the Restricted Shares after modifications are still subject to the service condition, excess of the fair value of the modified awards over the fair value of the original awards immediately before the terms are modified at the modification date is considered immaterial. For the reduction of 13,333,325 shares, which is the difference of unvested 40,000,000 shares and 26,666,675 shares, it is effectively a modification to shorten the requisite service period ending from January 9, 2018 to January 5, 2018. Share-based compensation expenses were recognized immediately. Given there is no future requisite service period for the 13,333,325 shares, there is no incremental expense to be further recognized. For the remaining 26,666,675 unvested Restricted Shares, the requisite service period was extended. Unrecognized share-based compensation expenses was recognized over the remaining two years of modified requisite service period.
On March 26, 2018, two
co-founders
entered into an arrangement with other investors of the Company, and Restricted Shares would be subject to requisite service conditions. 50% of the Restricted Shares shall become vested on each anniversary of January 1, 2018 for 2 years thereafter. Pursuant to the arrangement, the vesting commencement date is changed from January 5, 2018 to January 1, 2018, and it is effectively a modification to shorten the requisite service period. Share-based compensation expenses were recognized over the modified requisite service period.
The restricted shares granted to two
co-founders
were measured at the grant date fair value of the awards and recognized as expenses using graded vesting method, net of estimated forfeitures, if any, over the requisite service period.
Vesting schedule of the Restricted Shares for the year ended December 31, 2019 was as follow:

	Number of shares	Weighted average grant date fair value
		RMB
Unvested as of December 31, 2018	13,333,325	10.16
Vested	(13,333,325)	—

Unvested as of December 31, 2019	—	—

All the Restricted Shares have been vested as of December 31, 2019. No Vesting Schedule of the Restricted Shares during the years ended December 31, 2020 and 2021 was presented
.
Share-based compensation expenses amounting to RMB517, nil and nil in relation to the Restricted Shares was recognized during years ended December 31, 2019, 2020 and 2021, respectively.